Financial instruments and risk management (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2020 CHF (SFr) Institution	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2018 CHF (SFr)
Financial assets and liabilities [Abstract]
Financial assets	SFr 226,556	SFr 289,195
Financial liabilities	15,492	14,846
Financial risks [Abstract]
Loss in finance results, net	(555)	(2,013)	SFr (1,194)
Foreign Currency Exchange Risk [Member]
Financial risks [Abstract]
Loss in finance results, net	SFr (700)	(800)	SFr (1,200)
Percentage exchange rate strengthened	10.00%
Percentage exchange rate weakened	10.00%
Net loss for period decrease, result of foreign exchange rate increase	SFr 800	3,500
Credit Risk [Member]
Financial risks [Abstract]
Number of financial institutions holding cash and cash equivalents and short-term financial assets | Institution	4
Liquidity Risk [Member]
Financial risks [Abstract]
Cash position rolling forecast period	18 months
Interest Rate [member]
Financial risks [Abstract]
Percentage of increase in interest rates	10.00%
Percentage of decrease in interest rates	10.00%
Interest Rate [member] | Top of Range [Member]
Financial risks [Abstract]
Net loss for period increase, due to increase in interest rate	SFr 100
Net loss for period decrease, due to decrease in interest rate	100
Long-term Lease Liabilities [Member]
Financial assets and liabilities [Abstract]
Financial liabilities	1,780	1,813
Trade and Other Payables [Member]
Financial assets and liabilities [Abstract]
Financial liabilities	SFr 2,184	142
Trade and Other Payables [Member] | Liquidity Risk [Member] | Bottom of Range [Member]
Financial risks [Abstract]
Expected debt obligation payoff period	12 months
Accrued Expenses [Member]
Financial assets and liabilities [Abstract]
Financial liabilities	SFr 11,085	11,797
Short-term Financing Obligation [Member]
Financial assets and liabilities [Abstract]
Financial liabilities	0	652
Short-term Lease Liabilities [Member]
Financial assets and liabilities [Abstract]
Financial liabilities	443	442
Long-term Financial Assets [Member]
Financial assets and liabilities [Abstract]
Financial assets	334	304
Other Current Receivables [Member]
Financial assets and liabilities [Abstract]
Financial assets	329	304
Short-term Financial Assets [Member]
Financial assets and liabilities [Abstract]
Financial assets	65,000	95,000
Cash and Cash Equivalents [Member]
Financial assets and liabilities [Abstract]
Financial assets	SFr 160,893	SFr 193,587